Fair Value and Fair Value Hierarchy of Financial Instruments	6 Months Ended
Jun. 30, 2021
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Fair Value and Fair Value Hierarchy of Financial Instruments

21. FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

As at December 31, 2020 and June 30, 2021, the fair values of the Group’s financial assets or liabilities approximated to their respective carrying amounts.

Management has assessed that the fair values of cash and cash equivalents, pledged deposits, time deposits, financial assets included in prepayments, other receivables and other assets, trade receivables, trade payables and financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments.

The Group’s finance department headed by the finance manager is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance department reports directly to the finance manager. At each reporting date, the finance department analyzed the movements in the values of financial instruments and determined the major inputs applied in the valuation. The valuation was reviewed and approved by the finance manager. The valuation process and results are discussed with the directors once a year for annual financial reporting.

The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Fair value hierarchy

All financial instruments for which fair value is recognised or disclosed are categorised within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole, as follows:

Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value  measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value  measurement is unobservable

For assets and liabilities that are recognised at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the period.

The following table illustrates the fair value measurement hierarchy of the Group’s financial instruments:

Liability measured at fair value:

As at June 30, 2021 (Unaudited)
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Warrant liability:	—	83,300	—	83,300
	—	83,300	—	83,300

The following table lists the inputs to the binominal model used for the fair value valuation of warrant liability:

June 30, 2021
(Unaudited)
Underlying stock price	US$20.53
Volatility	75.6%
Risk free rate	0.25%
Dividend	0%

During the six months ended June 30, 2020 and 2021, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities.